Risk management - Footnotes to tables) - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 11,609.0	€ 12,829.0
Changes in gross carrying amounts and loan loss provisions [abstract]
Value adjustment hedged items in respect of portfolio hedges	1,000.0
Liquidity facility	2,200.0	1,300.0
De-netting of cash pool balances	2,200.0	1,800.0
Other items not inclued in receivables	(300.0)	(300.0)
Stage 3: Lifetime Expected Credit Losses [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value		11,000.0
Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Repurchase agreements and cash collateral on securities lent	6,400.0	9,900.0
Derivatives [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Repurchase agreements and cash collateral on securities lent	8,300.0	10,200.0
Gross Carrying Amount [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	118,400.0	115,700.0
Gross Carrying Amount [Member] | Financial instruments purchased or originated credit-impaired [member] | Stage 3: Lifetime Expected Credit Losses [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	3.0	1.0
Gross Carrying Amount [Member] | Loans and advances to central banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	109,200.0	51,200.0
Gross Carrying Amount [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	34,000.0	32,200.0
Gross Carrying Amount [Member] | Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	50,600.0	46,100.0
Gross Carrying Amount [Member] | Loans And Advances To Banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	25,400.0	35,100.0
Gross Carrying Amount [Member] | Loans and advances to customers [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	599,700.0	612,600.0
Accumulated Impairment [Member] | contingent liabilities (credit replacements) [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	17.0	25.0
Accumulated Impairment [Member] | Loans and advances to central banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	3.0	1.0
Accumulated Impairment [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	14.0	10.0
Accumulated Impairment [Member] | Securities at amortised cost [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	17.0	10.0
Accumulated Impairment [Member] | Loans And Advances To Banks [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	23.0	9.0
Accumulated Impairment [Member] | Loans and advances to customers [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	5,779.0	4,590.0
Undrawn commitments [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Undrawn committed amounts not included in credit outstandings	118,400.0	115,000.0
Non IFRS 9 eligible assets commitments [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	89,100.0	100,000.0
IAS 37 & IFRS 9 Off-Balance Provisions [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 74.8	€ 93.3